Earnings Per Common Share (Earnings Per Common Share) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 04, 2017
Earnings Per Share [Abstract]
Net income (loss)									$ (378)	$ (2,939)	$ 1,119
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average common shares outstanding - basic									119,773,106
Earnings per common share - basic	$ 5.57	$ (7.87)							$ (3.16)
Common stock, shares outstanding	119,773,106				100,000				119,773,106	100,000		119,773,106
Pro Forma
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average common shares outstanding - basic										119,773,106	119,773,106
Earnings per common share - basic			$ 2.05	$ (2.91)	$ (14.74)	$ (1.32)	$ (11.88)	$ 3.40		$ (24.54)	$ 9.34